FINANCIAL INSTRUMENTS - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	66.67%
Top Five Customers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	20.80%	22.90%	25.60%
One Customer
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	8.70%	8.70%	10.70%
United States of America
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	54.00%